Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Unearned Employee Stock Ownership Plan Shares [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2019	$ 91	$ 40,365	$ 107,547	$ 46	$ (1,643)	$ (53,758)	$ 92,648
Net income			10,302				10,302
Other comprehensive income (loss), net of tax				1,236			1,236
Stock repurchases						(1,450)	(1,450)
Restricted stock awards		(268)				268	0
Stock awards withheld for tax withholding						(60)	(60)
Amortization of restricted stock awards		238					238
Earned employee stock ownership plan shares		145			193		338
Balance at Dec. 31, 2020	91	40,480	117,849	1,282	(1,450)	(55,000)	103,252
Net income			13,564				13,564
Other comprehensive income (loss), net of tax				(2,865)			(2,865)
Stock repurchases						(4,589)	(4,589)
Restricted stock awards		(222)				222	0
Stock awards withheld for tax withholding						(7)	(7)
Amortization of restricted stock awards		243					243
Earned employee stock ownership plan shares		239			194		433
Balance at Dec. 31, 2021	$ 91	$ 40,740	$ 131,413	$ (1,583)	$ (1,256)	$ (59,374)	$ 110,031